Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)
Ireland	$60,994	$28,995
Rest of Europe	85,036	86,044
U.S.	135,475	107,747
Rest of World	35,284	29,547

Total	$316,789	$252,333
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)
Ireland	$12,016	$(6,296)
Rest of Europe	3,786	9,721
U.S.	5,537	6,557
Rest of World	1,657	1,750

Total	$22,996	$11,732

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)
Ireland	$12,341	$(6,296)
Rest of Europe	5,557	9,721
U.S.	7,790	6,557
Rest of World	1,720	1,750

Total	$27,408	$11,732

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$104,952	$110,369
Rest of Europe	14,973	16,115
U.S.	33,661	32,400
Rest of World	9,043	9,489

Total	$162,629	$168,373

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2013	2012
	(in thousands)
Ireland	$4,989	$4,495
Rest of Europe	1,734	1,980
U.S.	3,718	3,402
Rest of World	1,015	925

Total	$11,456	$10,802

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$472,932	$476,159
Rest of Europe	225,901	236,305
U.S.	482,304	437,756
Rest of World	50,083	51,888

Total	$1,231,220	$1,202,108